Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates	Investment in affiliates at March 31, 2020 and 2021 consists of the following:

	Millions of yen
	2020	2021
Shares	¥770,750	¥853,937
Loans and others	50,912	33,827

	¥821,662	¥887,764

Combined and Condensed Information Related to Affiliates
Combined and condensed information relating to the affiliates for fiscal 2019, 2020 and 2021 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2019	2020	2021
Operations:
Total revenues	¥1,606,565	¥1,674,184	¥1,155,974
Income before income taxes	187,203	206,637	85,667
Net income	114,271	140,540	74,008

Financial position:
Total assets	¥11,473,689	¥12,499,794	¥12,858,129
Total liabilities	7,542,997	8,428,007	9,203,980
Total equity	3,930,692	4,071,787	3,654,149